Equity securities and other investments	12 Months Ended
Mar. 31, 2026
Equity securities and other investments
Equity securities and other investments
11.
Equity securities and other investments

	As of March 31, 2025
	Original cost	Cumulative net (losses) gains	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	79,024	(1,394)	77,630
Investments in privately held companies	113,646	(17,479)	96,167
Debt investments:
Debt securities and loan investments	15,009	(6,224)	8,785
Other treasury investments	227,935	81	228,016
	435,614	(25,016)	410,598

	As of March 31, 2026
	Original cost	Cumulative net gains (losses)	Carrying value
	RMB	RMB	RMB
	(in millions)
Equity securities:
Listed equity securities	70,647	29,947	100,594
Investments in privately held companies	117,826	12,621	130,447
Debt investments:
Debt securities and loan investments	15,905	(5,025)	10,880
Other treasury investments	238,353	(278)	238,075
	442,731	37,265	479,996

Equity securities

For equity securities which were still held as of March 31, 2024, 2025 and 2026, net unrealized (losses) gains, including impairment losses, of RMB(28,790) million, RMB16,746 million and RMB56,295 million, respectively, were recognized in interest and investment income, net, for the years ended March 31, 2024, 2025 and 2026.

Investments in privately held companies include equity investments for which the Company elected to account for using the measurement alternative (Note 2(t)), for which the carrying value as of March 31, 2025 and 2026 were RMB88,728 million and RMB124,979 million, respectively.

For equity investments accounted for using the measurement alternative as of March 31, 2025, the Company recorded cumulative upward adjustments of RMB27,197 million and cumulative impairments and downward adjustments of RMB44,232 million. For these investments, the Company recorded upward adjustments of RMB8,345 million and impairments and downward adjustments of RMB10,033 million during the year ended March 31, 2025.

For equity investments accounted for using the measurement alternative as of March 31, 2026, the Company recorded cumulative upward adjustments of RMB61,221 million and cumulative impairments and downward adjustments of RMB46,255 million. For these investments, the Company recorded upward adjustments of RMB39,416 million and impairments and downward adjustments of RMB8,187 million during the year ended March 31, 2026.

11.
Equity securities and other investments (Continued)

Debt investments

Debt investments include convertible and exchangeable bonds accounted for under the fair value option, for which the fair value as of March 31, 2025 and 2026 were RMB963 million and RMB2,989 million, respectively. The aggregate fair value of these convertible and exchangeable bonds was lower than their aggregate unpaid principal balance as of March 31, 2025 and 2026 by RMB2,420 million and RMB1,068 million, respectively. Unrealized (losses) gains recorded on these convertible and exchangeable bonds in the consolidated income statements were RMB(1,225) million, RMB(17) million and RMB149 million during the years ended March 31, 2024, 2025 and 2026, respectively.

Debt investments also include debt investments accounted for at amortized cost, for which the allowance for credit losses as of March 31, 2025 and 2026 were RMB3,779 million and RMB3,917 million, respectively. During the years ended March 31, 2024, 2025 and 2026, impairment losses (reversal of impairment losses) on these debt investments of RMB872 million, RMB(1,175) million and RMB536 million, respectively, were recorded in interest and investment income, net in the consolidated income statements. As of March 31, 2026, RMB4,764 million of debt investments accounted for at amortized cost, net of allowance for credit losses, will contractually mature in 2033.

As of March 31, 2025 and 2026, repayment of loans provided to shareholders of equity method investees with total principal amount of RMB5,529 million and RMB5,845 million, respectively, was expected to be provided substantially through the sale of collateral. Expected credit losses for these loans were assessed on an individual basis, based on the fair value of the corresponding shares pledged as collateral as of the reporting date, adjusted for selling costs as appropriate. The fair value of the collateral as of March 31, 2025 and 2026 were RMB4,325 million and RMB4,996 million, respectively. There was no commitment to lend additional funds.

The carrying amount of debt investments accounted for at amortized cost approximates their fair value due to the fact that the related effective interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Other treasury investments mainly comprise of investments in fixed deposits, certificates of deposits and marketable debt securities with original maturities over one year for treasury purposes. RMB4,540 million and RMB4,017 million of other treasury investments were pledged as security which were restricted for withdrawal and use as of March 31, 2025 and 2026, respectively. The remaining balances of RMB223,476 million and RMB234,058 million were unrestricted for withdrawal and use as of March 31, 2025 and 2026, respectively.